Financial Instruments Financing Receivables (Detail) $ in Thousands	1 Months Ended	12 Months Ended
	Jun. 30, 2018 credit_facility	Dec. 31, 2020 USD ($) vessel lease contract SecurityLoan	Dec. 31, 2019 USD ($)	Jan. 31, 2018	Jun. 30, 2016	Dec. 02, 2015
Financing Receivable, Credit Quality Indicator [Line Items]
Net Investment in Lease		$ 528,641	$ 818,809
Financing Receivable, Originated in Current Fiscal Year		16,463
Financing Receivable, Originated Two Years before Latest Fiscal Year		211,939
Financing Receivable, Originated Four Years before Latest Fiscal Year		73,375
Financing Receivable, Originated Five or More Years before Latest Fiscal Year		374,574
Financing Receivable, before Allowance for Credit Loss		676,351
Derivative Liability, Current		(58,186)	(39,263)
Accrued Liabilities | Accrued interest
Financing Receivable, Credit Quality Indicator [Line Items]
Derivative Liability, Current		$ (6,100)	$ 3,400
Teekay Parent [Member]
Financing Receivable, Credit Quality Indicator [Line Items]
Number of direct financing leases | contract		1
Teekay LNG
Financing Receivable, Credit Quality Indicator [Line Items]
Number of direct financing leases | contract		3
Number of loans to equity-accounted joint ventures | SecurityLoan		3
Loans Receivable [Member] | Teekay LNG
Financing Receivable, Credit Quality Indicator [Line Items]
Financing Receivable, Originated in Current Fiscal Year		$ 991
Financing Receivable, Originated Two Years before Latest Fiscal Year		0
Financing Receivable, Originated Four Years before Latest Fiscal Year		73,375
Financing Receivable, Originated Five or More Years before Latest Fiscal Year		42,266
Financing Receivable, before Allowance for Credit Loss		116,632
Loans Receivable [Member] | Teekay LNG | Performing Financial Instruments [Member]
Financing Receivable, Credit Quality Indicator [Line Items]
Financing Receivable, Originated in Current Fiscal Year		991
Financing Receivable, Originated Two Years before Latest Fiscal Year		0
Financing Receivable, Originated Four Years before Latest Fiscal Year		0
Financing Receivable, Originated Five or More Years before Latest Fiscal Year		0
Financing Receivable, before Allowance for Credit Loss		$ 991
Bahrain LNG Joint Venture
Financing Receivable, Credit Quality Indicator [Line Items]
Equity method investment, ownership interest		30.00%
Bahrain LNG Joint Venture | Teekay LNG
Financing Receivable, Credit Quality Indicator [Line Items]
Equity method investment, ownership interest						30.00%
Bahrain LNG Joint Venture | Loans Receivable [Member] | Teekay LNG | Performing Financial Instruments [Member]
Financing Receivable, Credit Quality Indicator [Line Items]
Financing Receivable, Originated in Current Fiscal Year		$ 0
Financing Receivable, Originated Two Years before Latest Fiscal Year		0
Financing Receivable, Originated Four Years before Latest Fiscal Year		73,375
Financing Receivable, Originated Five or More Years before Latest Fiscal Year		0
Financing Receivable, before Allowance for Credit Loss		$ 73,375
Angola Joint Venture | Teekay LNG
Financing Receivable, Credit Quality Indicator [Line Items]
Number of vessels | vessel		4
Equity method investment, ownership interest		33.00%
Yamal LNG Joint Venture | Teekay LNG
Financing Receivable, Credit Quality Indicator [Line Items]
Equity method investment, ownership interest		50.00%		50.00%
Yamal LNG Joint Venture | Teekay LNG | China LNG
Financing Receivable, Credit Quality Indicator [Line Items]
Equity method investment, ownership interest				50.00%
Exmar LPG Joint Venture | Teekay LNG
Financing Receivable, Credit Quality Indicator [Line Items]
Equity method investment, ownership interest		50.00%			50.00%
Exmar LPG Joint Venture | Loans Receivable [Member] | Teekay LNG | Performing Financial Instruments [Member]
Financing Receivable, Credit Quality Indicator [Line Items]
Financing Receivable, Originated in Current Fiscal Year		$ 0
Financing Receivable, Originated Two Years before Latest Fiscal Year		0
Financing Receivable, Originated Four Years before Latest Fiscal Year		0
Financing Receivable, Originated Five or More Years before Latest Fiscal Year		42,266
Financing Receivable, before Allowance for Credit Loss		$ 42,266
RasGas III Joint Venture | Teekay LNG
Financing Receivable, Credit Quality Indicator [Line Items]
Equity method investment, ownership interest		40.00%
LNG Carriers | Yamal LNG Joint Venture | Teekay LNG
Financing Receivable, Credit Quality Indicator [Line Items]
Number of vessels | vessel		6
FSU [Member] | Bahrain LNG Joint Venture | Teekay LNG
Financing Receivable, Credit Quality Indicator [Line Items]
Number of vessels | vessel		1
Aframax Tanker [Member] | Teekay Tankers
Financing Receivable, Credit Quality Indicator [Line Items]
Number Of Vessels Impaired | vessel		9
Aframax Tanker [Member] | Teekay Tankers | Measurement Input, Appraised Value
Financing Receivable, Credit Quality Indicator [Line Items]
Number Of Vessels Impaired | vessel		4
Multi-gas carrier | Teekay LNG
Financing Receivable, Credit Quality Indicator [Line Items]
Number Of Vessels Impaired	4	7
Direct Finance Lease [Member] | Teekay LNG
Financing Receivable, Credit Quality Indicator [Line Items]
Net Investment in Lease, Originated in Current Fiscal Year		$ 0
Net Investment in Lease, Originated Two Years before Latest Fiscal Year		211,939
Net Investment in Lease, Originated Four Years before Latest Fiscal Year		0
Net Investment in Lease, Originated Five or More Years before Latest Fiscal Year		332,308
Net Investment in Lease		544,247
Direct Finance Lease [Member] | Bahrain LNG Joint Venture | Teekay LNG | Performing Financial Instruments [Member]
Financing Receivable, Credit Quality Indicator [Line Items]
Net Investment in Lease, Originated in Current Fiscal Year		0
Net Investment in Lease, Originated Two Years before Latest Fiscal Year		211,939
Net Investment in Lease, Originated Four Years before Latest Fiscal Year		0
Net Investment in Lease, Originated Five or More Years before Latest Fiscal Year		0
Net Investment in Lease		211,939
Direct Finance Lease [Member] | Teekay Tangguh Joint Venture | Teekay LNG | Performing Financial Instruments [Member]
Financing Receivable, Credit Quality Indicator [Line Items]
Net Investment in Lease, Originated in Current Fiscal Year		0
Net Investment in Lease, Originated Two Years before Latest Fiscal Year		0
Net Investment in Lease, Originated Four Years before Latest Fiscal Year		0
Net Investment in Lease, Originated Five or More Years before Latest Fiscal Year		332,308
Net Investment in Lease		332,308
Sales-type lease [Member] | Teekay Parent [Member] | Performing Financial Instruments [Member]
Financing Receivable, Credit Quality Indicator [Line Items]
Net Investment in Lease, Originated in Current Fiscal Year		15,472
Net Investment in Lease, Originated Two Years before Latest Fiscal Year		0
Net Investment in Lease, Originated Four Years before Latest Fiscal Year		0
Net Investment in Lease, Originated Five or More Years before Latest Fiscal Year		0
Net Investment in Lease		$ 15,472
Sales-Type or Direct Financing [Member] | LNG Carriers | Yamal LNG Joint Venture | Teekay LNG
Financing Receivable, Credit Quality Indicator [Line Items]
Number of vessels | lease		18